Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Net loss from continuing operations	$ (5,883,419)	$ (29,623,520)		$ (18,603,626)	[1],[2]
Net profit (loss) from discontinued operations	38,719	34,138		(62,432)	[1],[2]
Net loss	(5,844,700)	(29,589,382)		(18,666,058)	[1],[2]
Adjustments for:
Depreciation	2,933,137	4,249,646		5,365,312	[1]
Amortization of intangible assets	434,125	993,594		616,095	[1]
Provision for obsolete inventories		3,797,552		942,882	[1]
Impairment loss on fixed assets		3,682,789		4,408,037	[1]
Stock-based compensation expense	1,849,356	1,101,800		252,095	[1],[2]
Impairment loss on intangible assets	188,797	3,713,551			[1]
Impairment loss on goodwill	30,575	2,267,583			[1]
Allowance for doubtful debts on a related party receivable		5,637,527			[1]
Netting off related parties’ balances	(690,487)				[1]
Finance (income) costs, net	(337,356)	653,460		1,083,276	[1]
Deferred income taxes	(125,925)	434,315		121,169	[1]
Provision for (Recovery of) expected credit loss on trade receivables and other receivables, net	210,437	899,433		(7,394)	[1]
Increase in provision for withholding tax receivables	4,339	683,344		448,243	[1]
(Gain)/Loss from fixed assets disposal	(21,644)	208,093		24,250	[1]
Gain from disposal of a subsidiary	(3,608)				[1]
Changes in operating assets and liabilities:
(Increase)/Decrease in trade and other receivables	(347,566)	(312,348)		428,772	[1]
Increase in other current assets	(680,694)	(64,759)		(332,188)	[1]
Decrease (Increase) in restricted cash	249,146	(409,521)		1,825,023
Decrease/(Increase) in inventories	220,974	757,518		(2,876,443)	[1]
Decrease/(Increase) in amount due from related parties		424,979		(15,725,707)	[1]
(Increase)/Decrease in other non-current assets	(585,746)	33,924		(151,170)	[1]
(Decrease)/Increase in trade payables and other current liabilities	(937,169)	363,833		928,247	[1]
(Decrease)/Increase in amount due to related parties		(970,185)		3,884,995	[1]
(Increase)/Decrease in withholding taxes receivable	(146,855)	(192,502)		258,989	[1]
Increase/(Decrease) in provision for employee benefits	275,265	34,534		(193,639)	[1]
Net cash used in operating activities	(3,325,599)	(1,601,222)		(17,365,214)	[1]
Cash flows from investing activities
Acquisition of property, plant and equipment	(244,581)	(2,107,069)		(4,402,394)	[1]
Proceeds from disposal of property, plant and equipment	23,856			5,235	[1]
Acquisition of intangible assets	(61,995)	(18,476)		(3,242,537)	[1]
Interest received	511,292				[1]
Disposal of discontinued operation, net of cash disposed of	(28,186)
Acquisition of subsidiaries, net of cash acquired				(1,765,933)	[1]
Net cash generated from/(used in) investing activities	200,386	(2,125,545)		(9,405,629)	[1]
Cash flows from financing activities
Proceeds from issue of shares	10,399,732	20,867,386		20,346,353	[1]
Proceeds from exercise of warrants		506,692		3,014,710	[1]
Proceeds from a convertible note				1,500,000	[1]
Cash repayment of a convertible note		(554,238)			[1]
Cash paid for the cancellation of fractional shares		(49,664)			[1]
Proceeds from borrowings		1,895,151		3,426,096	[1]
Repayment of borrowings	(3,648,353)	(2,890,252)		(4,499,358)	[1]
Payment of lease liabilities	(2,043,529)	(2,652,150)		(2,849,816)	[1]
Net cash generated from financing activities	4,707,850	17,122,925		20,937,985	[1]
Net increase (decrease) in cash and cash equivalents, and restricted cash	1,582,637	13,396,158		(5,832,858)	[1]
Effect of movements in exchange rates on cash held	89,916	(62,928)		34,714	[1]
Cash and cash equivalents at beginning of year	20,263,869	6,930,639	[1]	12,728,783	[1]
Cash and cash equivalents at end of year (Note 4)	21,936,422	20,263,869		6,930,639	[1]
Non-cash investing and financing activities
Equity portion of purchase consideration paid for acquisition of subsidiaries				4,579,880	[1]
Equity portion of the settlement of a borrowing from a third party		15,914,615			[1]
Equity portion of purchase consideration paid for acquisition of fixed and intangible assets		$ 1,848,000			[1]

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).